Income taxes - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 21.2	$ 21.3
Items generating unrecognized tax benefits	20.1	20.2
Interest and related penalties	$ 1.1	$ 1.1